Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Oct. 31, 2020 CNY (¥)	Jan. 31, 2019 CNY (¥)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Interest-free short-term loan agreement with a company controlled by the Group's founder and director		¥ 425	¥ 425			¥ 425
Mr Huazhi Hu [Member]
Guarantee deposits paid	¥ 2,639
Mr Huazhi Hu [Member] | Short Term Bank Loans Guarantee [Member]
Bank loans guaranteed by a related party				¥ 10,000			$ 1,569	¥ 10,000
Mr Huazhi Hu [Member] | Long Term Bank Loans Guarantee [Member]
Bank loans guaranteed by a related party				20,000			$ 3,138
Equity Method Investee [Member]
Revenue from related parties				¥ 1,504	$ 236
Mr. and Mrs. Huazhi Hu [Member] | Short Term Bank Loans Guarantee [Member]
Bank loans guaranteed by a related party								¥ 5,000